Secured Term Loan Facilities and Revolving Credit Facility	12 Months Ended
Dec. 31, 2015
Secured Term Loan Facilities and Revolving Credit Facility

8. Secured Term Loan Facilities and Revolving Credit Facility

The table below represents the annual principal payments to be made under our term loans and revolving credit facility after December 31, 2015:

	December 31, 2014 (in thousands)	December 31, 2015 (in thousands)
Due within one year	$58,350	$61,979
Due in two years	58,350	171,002
Due in three years	161,524	120,989
Due in four years	81,510	16,979
Due in five years	7,500	75,103
Due in more than five years	50,625	59,242

Total secured term loan facilities and revolving credit facility	$417,859	$505,294
Less: current portion	58,350	61,979

Secured term loan facilities and revolving credit facility, non-current portion	$359,509	$443,315

April 2011. Secured Term Loan Facility. The Company has an $80.0 million secured term loan facility with Skandinaviska Enskilda Banken AB and Nordea Bank Finland Plc dated April 1, 2011. Interest is payable under the loan facility at USD LIBOR plus a margin of 3% per annum, payable quarterly. The Company also paid a commitment fee of 1.05% per annum based on any undrawn portion of the facility. The facility is divided into three parts; Tranche A of $16.0 million; Tranche B and Tranche C at $32.0 million each. The loan was fully drawn in February 2012 when the balance of Tranche C was drawn down to finance the delivery installment of Navigator Libra and partly for general corporate purposes. At December 31, 2015, the total outstanding amount of the loan was $56.9 million of which Tranche A is repayable by five quarterly amounts of $0.6 million followed by a final payment of $4.5 million; Tranche B is repayable by four quarterly amounts of $0.4 million followed by a final payment of $22.7 million and Tranche C is repayable by five quarterly amounts of $0.4 million followed by a final payment of $23.1 million.

This term loan facility is secured by first priority mortgages on each of; Navigator Saturn, Navigator Leo and Navigator Libra as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents (including undrawn available lines of credit with a maturity exceeding 12 months) in an amount equal to or greater than (i) $10.0 million and (ii) 5 % of the total indebtedness; b) net debt to total capitalization ratio not to exceed 60%; c) EBITDA to interest expense, on a trailing four-quarter basis, to be no less than 3:1; and d) a loan to value maintenance of no less than 130%. At December 31, 2015, the Company was in compliance with all covenants contained in this term loan. Pursuant to the terms of the term loan facility, the Company may not declare any dividends, redeem its shares or make any other payment to its shareholders other than a dividend of up to fifty percent (50%) of the Company’s consolidated net income may be declared or paid on a quarterly basis so long as the Company is in compliance with the financial covenants on a pro forma basis after declaring or paying such dividend and no event of default has occurred or will occur after declaration or payment of the dividend.

April 2012 Secured Term Loan Facility. The Company has a $180.0 million loan facility with Nordea Bank Finland Plc, Skandinaviska Enskilda Banken AB and DVB Bank SE dated April 18, 2012, for the purpose of refinancing a $150.0 million secured revolving credit facility dated July 31, 2008, as well as providing finance for the acquisition of two vessels from within our operating segment, Navigator Pegasus and Navigator Phoenix, and for general corporate purposes. The deferred finance costs associated with the extinguishment of the previous $150.0 million facility were written off in full.

Interest is payable under the loan facility at three-month USD LIBOR plus a margin of 3.375% per annum, payable on a quarterly basis. The Company paid a commitment fee of 1.35% per annum based on any undrawn portion of the loan facility. The loan facility is comprised of two tranches being Tranche A for $120.0 million and Tranche B for $60.0 million. Tranche A is repayable in quarterly installments of $4.2 million commencing on July 18, 2012 and Tranche B is repayable in quarterly installments of $1.1 million commencing on July 27, 2012. Quarterly installments are payable until the maturity date of the loan which is April 18, 2017 when the loan becomes fully repayable. At December 31, 2015, the total outstanding amount of the loan was $105.8 million which is repayable by six quarterly installments each of Tranche A and Tranche B followed by a final combined repayment of $74.0 million on April 18, 2017.

This loan facility is secured by first priority mortgages on each of; Navigator Gemini, Navigator Mars, Navigator Neptune, Navigator Pegasus, Navigator Phoenix, Navigator Taurus and Navigator Venus as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $12.5 million and (ii) 5 % of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 3:1; c) maintain consolidated working capital of not less than $0 and d) maintain a ratio of total stockholders’ equity to total assets of not less than 30 per cent. At December 31, 2015, the Company was in compliance with all covenants contained in this credit facility.

February 2013 Secured Term Loan Facility. A loan facility for $270.0 million was entered into on February 12, 2013 between Navigator Gas L.L.C. and Nordea Bank Finland Plc London branch, Skandinaviska Enskilda Banken AB (Publ) Nordic branch, DVB Bank SE, ABN Amro Bank N.V. and HSH Nordbank AG. The facility is to assist in the purchase of the fleet of 11 semi-refrigerated and fully-refrigerated handysize liquefied gas carriers from A.P. Møller Mærsk for a total purchase price of $470.0 million. Interest is payable under the loan facility at USD LIBOR plus 3.5%, payable on a quarterly basis. The Company also paid a commitment fee of 1.40% per annum based on any undrawn portion of the facility. This term loan facility is a delayed draw facility with an availability period that ended December 31, 2013, and a term of five years. Advances under the term loan facility were contingent upon the delivery of the A.P. Møller vessels, provided that no advance may occur after the end of the availability period. At December 31, 2015 the total amount drawn under the facility was $243.0 million and the amount still outstanding at December 31, 2015 was $50.3 million. At December 31, 2015, the vessel advances are repayable over nine combined quarterly instalments of $4.5 million with the final combined repayment of $9.8 million on January 31, 2018.

On June 30, 2014, the company entered into a Supplemental Agreement to our February 2013 $270.0 million secured term loan facility, which, among other things, (i) allows the company to prepay $120.0 million outstanding under such term loan facility, (ii) revises the terms of the such term loan facility to include a quasi revolving facility where funds can be drawn over the course of the facility period in four tranches of $30.0 million each and (iii) provides that such term loan facility be amended and restated to reflect the foregoing. On July 7, 2014, the company prepaid $120.0 million outstanding under such term loan facility from excess cash following the IPO in November 2013. At December 31, 2015, the company had redrawn a total of $90.0 million with a remaining $30.0 million available to re-draw in one tranche, with the final drawdown date of January 31, 2018.

This loan facility is secured by first priority mortgages on each of; Navigator Capricorn, Navigator Galaxy, Navigator Genesis, Navigator Glory, Navigator Grace, Navigator Gusto, Navigator Magellan, Navigator Scorpio and Navigator Virgo as well as assignments of earnings and insurances on these secured vessels. On August 3, 2015 Navigator Mariner a vessel included in the original loan facility was sold with the remaining loan amount of $8.8 million being repaid. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 % of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 3:1; c) maintain consolidated working capital of not less than $0 and d) maintain a ratio of total stockholders’ equity to total assets of not less than 30 per cent. At December 31, 2015, the Company was in compliance with all covenants contained in this credit facility.

January 2015 Secured Term Loan Facility. On January 27, 2015 the Company entered into a secured term loan facility with Credit Agricole Corporate and Investment Bank to refinance the April 2013 $120.0 million secured term loan facility, as well as to provide financing for an additional five existing newbuildings. The January 2015 secured term loan facility has a term of up to seven years from the loan drawdown date with a maximum principal amount of up to $278.1 million. Following the combined drawdowns of $215.8 million to partially finance the delivery of the newbuildings Navigator Atlas, Navigator Europa, Navigator Oberon, Navigator Triton, Navigator Umbrio, Navigator Centauri, and Navigator Ceres there was $62.3 million as at December 31, 2015 under the January 2015 secured term loan facility available to be drawn to fund the future deliveries of Navigator Ceto which was delivered in January 2016 and Navigator Copernico which is expected to be delivered in April 2016. Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 270 basis points per annum. The deferred finance costs associated with the extinguishment of the previous $120.0 million facility were written off in full.

This loan facility is secured by first priority mortgages on each of; Navigator Atlas, Navigator Europa, Navigator Oberon, Navigator Triton, Navigator Umbrio, Navigator Centauri, Navigator Ceres and Navigator Copernico as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5% of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 3:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%. At December 31, 2015, the Company was in compliance with all covenants contained in this credit facility.

December 2015 Secured Revolving Credit Facility. On December 21, 2015 the company entered into a secured revolving credit facility with Nordea Bank AB and ABN Amro Bank N.V as agents, to provide financing for six of the eight newbuildings expected to be delivered by July 2017. The December 2015 secured revolving credit facility has a term of seven years from the loan arrangement date (expiring in December 2020) with a maximum principal amount of up to $290.0 million. No drawdowns were made on or before December 31, 2015. Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 210 basis points per annum. The aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility.

This loan facility is secured by first priority mortgages on each of; Navigator Aurora, Navigator Eclipse, Navigator Nova, Navigator Prominence, Navigator Luga and Navigator Yauza as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 3:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%. The Company also paid a commitment fee of 0.74% per annum based on any undrawn portion of the facility. At December 31, 2015, the Company was in compliance with all covenants contained in this credit facility.